Document and Entity Information	6 Months Ended
Jun. 30, 2014
Document And Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2014
Entity Registrant Name	RIT TECHNOLOGIES LTD
Entity Central Index Key	0001041844
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	Q2
Entity Filer Category	Smaller Reporting Company